FAIR VALUE MEASUREMENTS, Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Aircraft impairment	$ 0	$ 0	$ 22,000
Carrying Amount [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	0	85,584
Carrying Amount [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	385,364	407,768
Carrying Amount [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	325,000	325,000
Carrying Amount [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	300,000	300,000
Fair Value [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	0	80,770
Fair Value [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	385,364	396,554
Fair Value [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	331,207	329,875
Fair Value [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	$ 314,070	$ 279,390